                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):       [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Aspen Investment Management Inc.
Address:  4020 E. Beltline Ave NE, Suite 103
          Grand Rapids, MI  49525 USA

Form 13F File Number:  28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:     William John Alphenaar
Title:    President
Phone:    616-361-2500

Signature, Place, and Date of Signing:

/s/William John Alphenaar         Grand Rapids, MI      February 13, 2012
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















































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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      111
                                         ------------

Form 13F Information Table Value Total:    $114,096
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

List of Other Managers Reporting for this Manager:

None.






















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
                                      FORM 13F INFORMATION TABLE
           COLUMN 1                  COLUMN2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------      --------------     ---------  --------  ------------------  ---------- -------- ----------------
                                                                 VALUE   SHRS OR  SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE
---------------------------      --------------     ---------  --------  -------  ---  ----  ---------- -------- ---- ------ ----
Interoil Corp                    COM                460951106   11,560    226088   sh           SOLE                         NONE
Ishares Int Corp Bond ETF        BARCLYS INTER CR   464288638    7,356   68635.6   sh           SOLE                         NONE
Ishares Tr S&P Smallcap          S&P SMLCAP 600     464287804    4,060     59450   sh           SOLE                         NONE
Ishares Tr Msci EAFE Fd          MSCI EFA INDEX     464287465    2,823     57001   sh           SOLE                         NONE
Spdr Utilities ETF               SBI INT-UTILS      81369Y886    2,653   73739.4   sh           SOLE                         NONE
Ishares US Preferred Stock Fund  US PFD STK IDX     464288687    2,434   68318.8   sh           SOLE                         NONE
Intl Business Machines           COM                459200101    2,408   13093.6   sh           SOLE                         NONE
Exxon Mobil Corporation          COM                30231G102    2,205     26009   sh           SOLE                         NONE
Vanguard Reit                    REIT ETF           922908553    2,179     37575   sh           SOLE                         NONE
Chevron                          COM                166764100    2,060     19360   sh           SOLE                         NONE
SPDR Unit Trust                  TR UNIT            78462F103    1,892     15075   sh           SOLE                         NONE
Spdr S&P Dividend ETF            S&P DIVID ETF      78464A763    1,867     34665   sh           SOLE                         NONE
Vanguard Short Corp Bond ETF     SHRT-TERM CORP     92206C409    1,815     23310   sh           SOLE                         NONE
Microsoft Corp                   COM                594918104    1,753     67511   sh           SOLE                         NONE
Johnson & Johnson                COM                478160104    1,723     26278   sh           SOLE                         NONE
Proctor & Gamble                 COM                742718109    1,668     25006   sh           SOLE                         NONE
General Electric                 COM                369604103    1,667     93089   sh           SOLE                         NONE
Pimco 0-5 Year High Yld ETF      0-5 HIGH YIELD     72201R783    1,580     16092   sh           SOLE                         NONE
Du Pont E I De Nemour            COM                263534109    1,578     34461   sh           SOLE                         NONE
ISHARES S&P SMALLCAP 600 GROWTH  S&P SMLCP GROW     464287887    1,564     21000   sh           SOLE                         NONE
Intel Corp                       COM                458140100    1,474     60769   sh           SOLE                         NONE
Verizon Communications           COM                92343V104    1,471     36664   sh           SOLE                         NONE
Kraft Foods Inc                  COM                50075N104    1,445   38676.2   sh           SOLE                         NONE
Auto Data Processing             COM                053015103    1,410     26110   sh           SOLE                         NONE
Yum Brands Inc                   COM                988498101    1,405     23810   sh           SOLE                         NONE
Pepsico Incorporated             COM                713448108    1,254     18896   sh           SOLE                         NONE
Pfizer Inc                       COM                717081103    1,244     57467   sh           SOLE                         NONE
Motorola Solutions Inc           COM                620076307    1,171     25291   sh           SOLE                         NONE
Bristol Myers Squibb             COM                110122108    1,140     32351   sh           SOLE                         NONE
Tyco International               COM                H89128104    1,131     24205   sh           SOLE                         NONE
Wal Mart Stores Inc              COM                931142103    1,129     18885   sh           SOLE                         NONE
JP Morgan                        COM                46625H100    1,100     33068   sh           SOLE                         NONE
Home Depot Inc                   COM                437076102    1,081     25718   sh           SOLE                         NONE
Cardinal Health Inc              COM                14149Y108    1,077     26531   sh           SOLE                         NONE
Duke Power Co                    COM                26441C105      983     44681   sh           SOLE                         NONE
Wells Fargo & Co                 COM                949746101      961     34878   sh           SOLE                         NONE
Caterpillar Inc                  COM                149123101      953     10519   sh           SOLE                         NONE
Amgen Incorporated               COM                031162100      943     14692   sh           SOLE                         NONE
AT & T                           COM                00206R102      942   31158.9   sh           SOLE                         NONE
Stericycle Inc                   COM                858912108      925     11875   sh           SOLE                         NONE

Cisco Systems Inc                COM                17275R102      889     49188   sh           SOLE                         NONE
Aetna Life & Casualty            COM                00817Y108      880     20868   sh           SOLE                         NONE
Schwab Intl Equities ETF         INTL EQTY ETF      808524805      862     36770   sh           SOLE                         NONE
C S X Corp                       COM                126408103      860     40851   sh           SOLE                         NONE
Ishares High Yield Bond ETF      HIGH YLD CORP      464288513      847      9470   sh           SOLE                         NONE
Edwards Lifesciences Cp          COM                28176E108      838     11855   sh           SOLE                         NONE
Apple Computer Inc               COM                037833100      836      2064   sh           SOLE                         NONE
Waste Management Inc.            COM                94106L109      835     25525   sh           SOLE                         NONE
Emerson Electric Co              COM                291011104      824     17690   sh           SOLE                         NONE
Halliburton Co                   COM                406216101      820     23752   sh           SOLE                         NONE
Google Inc                       COM                38259P508      816      1264   sh           SOLE                         NONE
Capital One Financial            COM                14040H105      812     19191   sh           SOLE                         NONE
Foot Locker Inc                  COM                344849104      781     32746   sh           SOLE                         NONE
Amazon Com Inc                   COM                023135106      759      4385   sh           SOLE                         NONE
Bp Plc Adr                       COM                055622104      758     17736   sh           SOLE                         NONE
Vanguard Emerging Market         MSCI EMR MKT ETF   922042858      752     19670   sh           SOLE                         NONE
Intrcontinentalexchange          COM                45865V100      728      6035   sh           SOLE                         NONE
Anadarko Petroleum Corp          COM                032511107      708      9277   sh           SOLE                         NONE
Ishares Msci Emrg Mkt Fd         MSCI EMERG MKT     464287234      671     17683   sh           SOLE                         NONE
Conocophillips                   COM                20825C104      670      9195   sh           SOLE                         NONE
Nextera Energy Inc               COM                65339F101      663     10890   sh           SOLE                         NONE
Phillip Morris Co.               COM                02209S103      648     21861   sh           SOLE                         NONE
Metlife Inc                      COM                59156R108      647     20750   sh           SOLE                         NONE
Ishares DJ International Div     DJ INTL SEL DIVD   464288448      642     21620   sh           SOLE                         NONE
Charles Schwab                   COM                808513105      598     53078   sh           SOLE                         NONE
Williams Companies               COM                969457100      555   20589.8   sh           SOLE                         NONE
Visa Inc Cl A                    COM                92826C839      528      5200   sh           SOLE                         NONE
Schwab Emerging Mkt ETF          EMRG MKTEQ ETF     808524706      513     22430   sh           SOLE                         NONE
Stryker Corp                     COM                863667101      513   10319.2   sh           SOLE                         NONE
Ishares Tr Russell 2000          RUSSELL 2000       464287655      511      6935   sh           SOLE                         NONE
Ishares Ftse China               FTSE CHINA 25 IDX  464287184      510     14613   sh           SOLE                         NONE
Ishares Tr Russell 2000 Growth   RUSL 2000 GROW     464287648      505      6000   sh           SOLE                         NONE
Sch US Agg Bnd Etf               US AGGREGATE B     808524839      487      9415   sh           SOLE                         NONE
Vanguard Mid Cap ETF             MID CAP ETF        922908629      455      6330   sh           SOLE                         NONE
Woodward Inc                     COM                980745103      449     10975   sh           SOLE                         NONE
Ishares Tr Russell 1000          RUSSELL 1000       464287622      436      6285   sh           SOLE                         NONE
Wisdomtree Midcap Divdnd ETF     MIDCAP DIVI FD     97717W505      433      8310   sh           SOLE                         NONE
Goldman Sachs Group              COM                38141G104      409      4524   sh           SOLE                         NONE
Walt Disney                      COM                254687106      405     10800   sh           SOLE                         NONE
Medtronic Inc                    COM                585055106      392     10255   sh           SOLE                         NONE
Bank Of New York Co              COM                064058100      386     19391   sh           SOLE                         NONE
Ishares Silver TRUST             I SHARES           46428Q109      384     14240   sh           SOLE                         NONE
Spdr S&P Emerging Mkts Bonds     BRCLY EM LOCL      78464A391      352     11920   sh           SOLE                         NONE
Oracle Corporation               COM                68389X105      344     13422   sh           SOLE                         NONE
FICO                             COM                303250104      333      9300   sh           SOLE                         NONE
Hewlett-Packard Company          COM                428236103      319   12366.3   sh           SOLE                         NONE
Coca Cola                        COM                191216100      307      4385   sh           SOLE                         NONE
Sch US Div Equity Etf            US DIVIDEND EQ     808524797      305     11660   sh           SOLE                         NONE
Nike Inc                         COM                654106103      304      3155   sh           SOLE                         NONE

Bank Of America Corp             COM                060505104      293     52716   sh           SOLE                         NONE
Abbott Labs                      COM                002824100      290      5154   sh           SOLE                         NONE
American Express                 COM                025816109      272      5771   sh           SOLE                         NONE
Wisdomtree Smallcap Div          SMALLCAP DIV       97717W604      264      5880   sh           SOLE                         NONE
Warner Chilcott Plc              COM                G94368100      264     17425   sh           SOLE                         NONE
Intl Game Technology             COM                459902102      249     14500   sh           SOLE                         NONE
First Trust Copper ETF           COM                33733J103      245      8350   sh           SOLE                         NONE
United Technologies              COM                913017109      235      3210   sh           SOLE                         NONE
Adobe Systems Inc                COM                00724F101      233      8244   sh           SOLE                         NONE
Philip Morris Intl Inc           COM                718172109      231      2947   sh           SOLE                         NONE
Ford Motor Company               COM                345370860      225     20900   sh           SOLE                         NONE
Apache Corp                      COM                037411105      222      2450   sh           SOLE                         NONE
Spdr Technology ETF              TECHNOLOGY         81369Y803      219      8613   sh           SOLE                         NONE
Charles River Labs Hldg          COM                159864107      211      7736   sh           SOLE                         NONE
Ishares Tr Russell 1000 Growth   RUSSEL1000GRW      464287614      204    3532.4   sh           SOLE                         NONE
Merck & Co Inc                   COM                58933Y105      204      5409   sh           SOLE                         NONE
B C E Inc                        COM                05534B760      203      4873   sh           SOLE                         NONE
Darden Restaurants Inc           COM                237194105      201      4410   sh           SOLE                         NONE
Corning Inc.                     COM                219350105      190     14614   sh           SOLE                         NONE
Weatherford Intl Ltd             COM                H27013103      188     12810   sh           SOLE                         NONE
Huntington Bancshs Inc           COM                446150104       58   10557.9   sh           SOLE                         NONE
Independent Bank Corp Mi         COM                453838609       34   25444.4   sh           SOLE                         NONE